DISSOLUTION OF SUBSIDIARIES (Tables)	12 Months Ended
Sep. 30, 2018
Schedule of deconsolidated subsidiaries ofassets and liabilities
As of October 1, 2017

Cash	$-
Due to related parties	1,447,881

Debt forgiven by related parties	(1,447,881)

Net asset	$-